Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Principal Amount and Unamortized Discount and Debt Issuance Costs

The principal amount and unamortized discount and debt issuance costs as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Principal amount	21,700,000	30,869,300	4,765,399
Unamortized discount and debt issuance costs	(143,218)	(167,184)	(25,809)

	21,556,782	30,702,116	4,739,590

Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 10), in the succeeding five years and thereafter:

	RMB	US$
	(In thousands)
For the years ending December 31,
2016	971,670	150,000
2017	8,097,250	1,250,000
2018	6,477,800	1,000,000
2019	6,477,800	1,000,000
2020	4,858,350	750,000
Thereafter	8,097,250	1,250,000